BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 5,127	$ 503
Restricted cash	53	53
Due from Parent		597
Prepaid expenses and other current assets	212	186
Total current assets	5,392	1,339
Equipment and furnishings, net of accumulated depreciation of $585 and $646, in 2012 and 2011, respectively	198	355
Other assets	2
Total assets	5,592	1,694
Current liabilities:
Accounts payable	416	387
Accrued expenses and other current liabilities	767	544
Deferred revenue	491	816
Current maturities of capital lease obligations	5	29
Total current liabilities	1,679	1,776
Convertible notes payable		500
Deferred revenue, net of current portion	27
Capital lease obligations, net of current maturities		5
Total liabilities	1,706	2,281
Commitments and contingencies
Series A convertible preferred stock, $0.0001 par value, 10,000,000 shares authorized; 9,726 and no shares issued and outstanding at December 31, 2012 and 2011, respectively (liquidation preference of $9,726 at December 31, 2012)	9,726
Stockholders' deficit:
Common stock, $0.0001 par value, 1,500,000,000 shares authorized; 158,670,223 and 100,439,841 shares issued and outstanding at December 31, 2012 and 2011, respectively	16	10
Additional paid-in capital	11,301	3,680
Deficit accumulated during the developmental stage	(17,157)	(4,277)
Total stockholders' deficit	(5,840)	(587)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 5,592	$ 1,694